Item 1.  Schedule of Investments

Quarterly Portfolio Holdings

                          QUANT GROWTH AND INCOME FUND
PORTFOLIO OF INVESTMENTS December 31, 2004 (Unaudited)


COMMON STOCK - 99.3%
                                                                      Shares        Value
AUTOMOBILES - 1.4%

                            Ford Motor Company                       45,900     $    671,976
                                                                               ---------------
BANKS - 9.3%

                            Bank of America Corporation              46,900        2,203,831

                            National City Corporation                37,900        1,423,145

                            Wachovia Corporation                     8,700     457,620

                            Wells Fargo & Company                    4,600     285,890
                                                                               ---------------
                                                                                   4,370,486
                                                                               ---------------
COMMERCIAL SERVICES & SUPPLIES- 0.8%

                            Cendant Corporation                      12,800    299,264

                            Sabre Holdings Corporation               3,900     86,424
                                                                               ---------------

                                                                               385,688
                                                                               ---------------
COMMUNICATIONS EQUIPMENT - 5.6%
                            Cisco Systems, Inc. (a)
                                                                     49,800    961,140

                            Motorola, Inc.                           41,100    706,920

                            Tellabs, Inc. (a)                        113,000   970,670
                                                                               ---------------
                                                                                   2,638,730
                                                                               ---------------
COMPUTERS & PERIPHERALS - 3.8%
                            Dell Computer Corporation (a)
                                                                     4,500     189,630
                            International Business Machines
                                                                     4,200     414,036
                            Lexmark International, Inc. (a)
                                                                     13,500        1,147,500
                                                                               ---------------
                                                                                   1,751,166
                                                                               ---------------
DIVERSIFIED FINANCIAL SERVICES - 7.0%

                            Capital One Financial Corporation        12,600        1,061,046

                            CIT Group Inc.                           9,700     444,454
                            Citigroup Inc.
                                                                     7,066     340,440

                            Countrywide Financial Corporation        29,900        1,106,599
                            Federal Home Loan Mortgage Corporation
                                                                     1,300     95,810

                            Merrill Lynch & Company, Inc.            4,100     245,057
                                                                               ---------------
                                                                                   3,293,406
                                                                               ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 7.0%

                            AT&T Corporation                         26,600    506,996

                            BellSouth Corporation                    21,300    591,927

                            CenturyTel, Inc.                         8,700     308,589
                            Qwest Communications International
                            Inc. (a)                                 99,300    440,892

                            Verizon Communications Inc.              35,600        1,442,156
                                                                               ---------------
                                                                                   3,290,560
                                                                               ---------------
ELECTRIC UTILITIES - 4.2%


                            Exelon Corporation                       27,900        1,229,553

                            TXU Corporation                          11,500    742,440
                                                                               ---------------
                                                                                   1,971,993
                                                                               ---------------
FOOD & STAPLES RETAILING - 1.0%

                            Supervalu Inc.                           13,700    472,924
                                                                               ---------------
GAS UTILITIES - 2.9%

                            Sempra Energy                            36,600        1,342,488
                                                                               ---------------
HEALTH CARE EQUIPMENT & SERVICES - 3.6%

                            UnitedHealth Group Inc.                  19,300        1,698,979
                                                                               ---------------
HOTELS, RESTAURANTS & LEISURE - 1.2%

                            Hilton Hotels Corporation                4,700     106,878

                            McDonald's Corporation                   14,100    452,046
                                                                               ---------------

                                                                               558,924
                                                                               ---------------
HOUSEHOLD DURABLES - 1.5%

                            NVR, Inc. (a)                            900       692,460
                                                                               ---------------
HOUSEHOLD PRODUCTS - 1.9%

                            Procter & Gamble Company                 16,400     $    903,312
                                                                               ---------------
INDUSTRIAL CONGLOMERATES - 2.4%

                            Tyco International Ltd.                  31,600        1,129,384
                                                                               ---------------
INSURANCE - 5.9%

                            AFLAC Inc.                               16,200    645,408

                            Allstate Corporation                     1,800     93,096
                            American International Group, Inc.
                                                                     11,900    781,473

                            MetLife, Inc.                            17,100    692,721

                            Progressive Corporation                  2,700     229,068

                            SAFECO Corporation                       5,900     308,216
                                                                               ---------------
                                                                                   2,749,982
                                                                               ---------------
MACHINERY -0.8 %

                            Deere & Company                          5,200     386,880
                                                                               ---------------
MEDIA - 0.3%

                            Disney (Walt) Company                    4,700     130,660
                                                                               ---------------
OFFICE ELECTRONICS - 3.3%

                            Xerox Corporation (a)                    89,300        1,518,993
                                                                               ---------------
OIL & GAS - 10.1%

                            ChevronTexaco Corporation                15,000    787,650
                            Exxon Mobil Corporation
                                                                     32,200        1,650,572

                            Kerr-McGee Corporation                   15,300    884,187

                            Marathon Oil Corporation                 800       30,088

                            Occidental Petroleum Corporation         7,500     437,700

                            Sunoco, Inc.                             11,500    939,665
                                                                               ---------------
                                                                                   4,729,862
                                                                               ---------------
PHARMACEUTICALS & BIOTECHNOLOGY - 7.1%

                            Johnson & Johnson                        35,600        2,257,752
                            Pfizer Inc.
                                                                     38,900        1,046,021
                                                                               ---------------
                                                                                   3,303,773
                                                                               ---------------
RETAILING - 7.4%
                            Circuit City Stores, Inc.
                                                                     103,500       1,618,740

                            Sherwin-Williams Company                 10,000    446,300

                            Staples, Inc.                            42,000        1,415,820
                                                                               ---------------
                                                                                   3,480,860
                                                                               ---------------
ROAD & RAIL - 1.6%

                            Union Pacific Corporation                11,400    766,650
                                                                               ---------------
SEMICONDUCTOR EQUIPMENT- 2.4%

                            Cree, Inc. (a)                           25,500        1,022,040

                            Freescale Semiconductor, Inc. (a)        4,538     83,318
                                                                               ---------------
                                                                                   1,105,358
                                                                               ---------------
SOFTWARE & SERVICES- 6.8%
                            Microsoft Corporation
                                                                     27,700    739,867

                            Oracle Corporation (a)                   115,400       1,583,288

                            Symantec Corporation (a)                 33,800    870,688
                                                                               ---------------
                                                                                   3,193,843
                                                                               ---------------
TOTAL COMMON STOCK
                            (Cost $40,669,315) (b)                               46,539,337
OTHER ASSETS & LIABILITIES (NET) - 0.7%
                                                                               342,927
                                                                               ---------------
NET ASSETS - 100%                                                                46,882,264
                                                                               ===============

(a)                         Non-income producing security.
(b) At December 31, 2004, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $40,716,971 was as follows:

                            Aggregate gross unrealized
                            appreciation for all
                                investments in which there is an
                            excess of
                                value over tax cost                            $ 6,328,665
                            Aggregate gross unrealized
                            depreciation for all
                                investments in which there is an excess of
                            tax
                                cost over value
                                                                              (506,299)
                                                                              --------------

                            Net unrealized appreciation                        $ 5,822,366
                                                                              ==============


Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

QUANT FOREIGN VALUE FUND
PORTFOLIO OF INVESTMENTS  December 31, 2004 (Unaudited)


COMMON STOCK - 90.6%
                                                     Shares           Value
AUSTRALIA - 2.8%
        BHP Billiton PLC                              155,380    $   1,817,364
        BHP Billiton Ltd.                             219,000         2,620,882
                                                                -----------------
                                                                      4,438,246
                                                                -----------------
CANADA  - 3.0%
        Methanex Corporation                          221,000         4,024,694

        Valkyries Petroleum Corporation (a)           325,000   745,574
                                                                -----------------
                                                                      4,770,268
                                                                -----------------
CROATIA - 0.4%

        Pliva D D (d)                            56,000         700,000
                                                                -----------------
FINLAND - 9.0%
        KCI Konecranes OYJ
                                                 77,000               3,388,677
        Kone Corporation OYJ-B
                                                 47,700               3,686,387
        UPM-Kymmene OYJ                               154,000         3,410,566
        Yit-Yhtyma OYJ                                154,000         3,827,506
                                                                -----------------
                                                                    14,313,136
                                                                -----------------
FRANCE - 9.1%
        Christian Dior
                                                 50,040               3,390,345
        Compagnie de Saint Gobain SA
                                                 55,600               3,335,777
        Imerys SA
                                                 44,800               3,744,876
        Peugeot SA
                                                 50,000               3,160,890
        Renault SA
                                                 10,800         899,859
                                                                -----------------
                                                                    14,531,747
                                                                -----------------
GERMANY - 3.5%
        Continental AG (a)
                                                 88,600               5,604,695
                                                                -----------------
HONG KONG - 0.0%

        China Netcom Group Corporation Ltd. (e)  1,050          28,098
                                                                -----------------
IRELAND - 4.3%
        CRH PLC                                       128,109         3,412,929
        Greencore Group PLC                           830,000         3,393,185
                                                                -----------------
                                                                      6,806,114
                                                                -----------------
ITALY - 2.1%
        ENI Spa (e)
                                                 26,000               3,271,840
        Parmalat Finanziaria Spa (a)
                                                      333,001   42,824
                                                                -----------------
                                                                      3,314,664
                                                                -----------------
JAPAN - 8.6%

        eAccess Ltd. (a)                         3,410                3,004,040
        Kansai Electric Power Company Inc.            202,700         4,104,118
        Maruichi Steel Tube Ltd.                      189,000         3,331,831
        Tokyo Electric Power Company Inc.             134,600         3,295,230
                                                                -----------------
                                                                    13,735,219
                                                                -----------------
NETHERLANDS - 2.2%
        ABN-AMRO Holdings NV                          133,290         3,516,672
                                                                -----------------
NORWAY - 6.9%
        Camillo Eitzen & Company (a)                  389,470         3,585,572
        DNB Holding ASA                               375,500         3,688,454
        Yara International ASA (a)                    278,600         3,652,652
                                                                -----------------
                                                                    10,926,678
                                                                -----------------
PORTUGAL - 2.1%
        Portugal Telecom SGPS SA                      271,600         3,345,751
                                                                -----------------
SOUTH AFRICA -6.1%
        Impala Platinum Holdings Ltd.
                                                 38,000               3,221,593
        Sappi Ltd.                                    213,000         3,129,027
        Sasol Ltd.                                    155,000         3,319,469
                                                                -----------------
                                                                      9,670,089
                                                                -----------------


SOUTH KOREA - 4.9%
        Samsung Electronics Company Ltd. (c)                     $
        (d)                                      4,400          963,600
        Samsung SDI Company Ltd.
                                                 33,000         3,602,203

        SK Telecom Company Ltd.                  17,470         3,324,565
                                                                -----------------

                                                                7,890,368
                                                                -----------------
SPAIN - 4.9%
        Banco Bilbao Vizcaya Argentaria
                                                 206,700        3,651,518
        Repsol YPF SA
                                                 60,800         1,576,963
        Repsol YPF SA (e)
                                                 100,000        2,610,000
                                                                -----------------

                                                                7,838,481
                                                                -----------------
SWEDEN - 4.9%

        Autoliv Inc.                             64,940         3,136,602

        Autoliv Inc. (f)                         26,900         1,282,393

        Svenska Cellulosa AB                     81,700         3,472,296
                                                                -----------------

                                                                7,891,291
                                                                -----------------
UNITED KINGDOM - 15.8%

        Barratt Developments PLC                 332,000        3,781,387

        Bellway PLC                              247,000        3,856,698

        Crest Nicholson PLC                      500,000        3,510,792

        FKI PLC                                  1,393,600      3,110,464

        Lloyds TSB Group PLC                     394,729        3,577,019

        Persimmon PLC                            273,339        3,618,602

        Wimpey (George) PLC                      479,069        3,712,596
                                                                -----------------

                                                                25,167,558
                                                                -----------------
TOTAL COMMON STOCK
        (Cost $99,295,116)                                          144,489,075
                                                                -----------------

PREFERRED STOCK -1.7%
SOUTH KOREA - 1.7%

        Samsung Electronics Company Ltd.         9,500          2,739,326
                                                                -----------------
TOTAL PREFERRED STOCK
        (Cost $1,187,684)
                                                                2,739,326
                                                                -----------------

SHORT TERM INVESTMENTS - 8.9%
                                                  Par Value          Value
UNITED STATES - 8.9%
        State Street Bank & Trust
            Repurchase Agreement 0.60%,
            01/03/05, (Dated 12/31/04),
            Collateralized by $13,715,000
            U.S. Treasury Bond 5.25%,
            11/15/28, Market Value
            $14,406,524, Repurchase
            Proceeds $14,123,706 (Cost
            $14,123,000)                          $
                                                 14,123,000      $   14,123,000
                                                                -----------------
TOTAL INVESTMENTS - 101.2%
        (Cost $114,605,800) (b)                                     161,351,401

OTHER ASSETS & LIABILITIES (NET) -( 1.2)%
                                                                (1,883,580)
                                                                -----------------
NET ASSETS - 100%                                                $ 159,467,821
                                                                =================

(a)     Non-income producing security.

(b) At December 31, 2004, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $114,605,800 was as follows:

        Aggregate gross unrealized appreciation for all
          investments in which there is an excess of value
          over tax cost                                          $
                                                                48,146,540
        Aggregate gross unrealized depreciation for all
          investments in which there is an excess of tax
          cost over value
                                                                (1,400,939)
                                                                --------------

        Net unrealized appreciation                              $
                                                                46,745,601
                                                                ==============


(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. (Note 2)
(d)     GDR - Global Depository Receipts
(e)     ADR - American Depository Receipts
(f)     SDR - Swedish Depository Receipts



SECTOR ALLOCATIONS (as a percentage of Total Common and Preferred Stock)
------------------------------------------------------------------------
Consumer Discretionary                                                  24.5%
Material                                                                24.4%
Industrial                                                              16.1%
Financial                                                                9.8%
Energy                                                                   7.8%
Information Technology                                                   5.1%
Utilities                                                                5.0%
Telecommunication Services                                               4.5%
Consumer Staples                                                         2.3%
Health Care                                                              0.5%

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

QUANT EMERGING MARKETS FUND
PORTFOLIO OF INVESTMENTS December 31, 2004 (Unaudited)


COMMON STOCK - 92.6%
                                                      Shares          Value
BRAZIL - 9.6%

        Companhia de Saneamento Basico (a)         20,973        $      313,966

        Companhia Siderurgica Nacional (a)         71,623             1,369,432

        Gerdau SA  (a)                             70,439             1,267,902

        Petroleo Brasileiro SA  (a)                23,229       841,122
        Usinas Siderurgica do Minas

            Gerais SA (a)                          60,900             1,237,031
        Votorantim Celulose e Papel   SA   (a)
                                                   24,310       393,822
                                                                -----------------
                                                                    5,423,275
                                                                -----------------
CHINA - 6.0%

        Aluminium Corporation of China             734,000      434,386

        China Mobile Ltd.                          243,000      823,776

        Jiangxi Copper Company Ltd.                883,000      499,846

        PetroChina Company Ltd.                    1,882,000          1,004,825

        Sinopec Shanghai Petrochemical             1,755,000    654,783
                                                                -----------------
                                                                      3,417,616
                                                                -----------------
CZECH REPUBLIC - 1.1%

        Komercni Banka AS                          4,200        610,514
                                                                -----------------
HUNGARY - 2.6%

        MOL Hungarian Oil & Gas                    21,300             1,491,587
                                                                -----------------
INDIA - 5.2%

        Infosys Technologies Ltd. (a)              7,700        533,687

        Mahanagar Telephone Nigam Ltd. (a)         75,400       601,692

        Mahindra & Mahindra Ltd. (b)               59,200       744,736
        State Bank of India (b)
                                                   28,527             1,041,235
                                                                -----------------
                                                                      2,921,350
                                                                -----------------
ISRAEL - 3.5%
        Bank Leumi Le Israel
                                                   415,800            1,134,787

        Teva Pharmaceutical Industries Ltd. (a)    28,100       839,066
                                                                -----------------
                                                                      1,973,853
                                                                -----------------
MALAYSIA -1.2%
        Malaysia International Shipping

             Corporation Bhd                       121,000      487,184

        Proton Holdings Bhd                        77,000       182,369
                                                                -----------------

                                                                669,553
                                                                -----------------
MEXICO - 8.5%

        Alfa SA                                    179,000      914,411

        America Movil SA                           445,300     1,168,922

        Consorcio Ara SA (c)                       211,000      633,492

        Controladora Comercial Mexicana SA de CV   721,300      811,285

        Grupo Bimbo SA de CV                       217,600      549,168
        Telefonos De Mexico
                                                   376,000      721,133
                                                                -----------------
                                                                      4,798,411
                                                                -----------------
PHILIPPINES - 1.4%
        Philippine Long Distance

             Telephone Company (c)                 33,100       802,067
                                                                -----------------
POLAND - 0.9%

        KGHM Polska Miedz SA                       50,000       521,667
                                                                -----------------
RUSSIA - 3.2%

         JSC MMC Norilsk Nickel  (a)               7,600        421,800

         OAO Tatneft (a)                           25,750       746,492

         Surgutneftegaz (a)                        17,300       647,020
                                                                -----------------
                                                                      1,815,312
                                                                -----------------

SOUTH AFRICA -13.4%

          African Bank Investments Ltd.            395,000       $ 1,279,381

          Firstrand Ltd.                           515,800          1,218,749

          Foschini Ltd.                            193,300          1,368,496

          Massmart Holding Ltd.                    71,300              571,536

          Old Mutual PLC                           215,200             544,665

          Reunert Ltd.                             100,790             668,960

          Standard Bank Group Ltd.                 164,897          1,920,393
                                                                -----------------
                                                                    7,572,180
                                                                -----------------
SOUTH KOREA - 18.1%

          Daelim Industrial Company Ltd.           21,110           1,097,100

          Hyosung Corporation(C)                   97,300              958,713

          Hyundai Motor Company Ltd.               24,390           1,307,617

          Korea Electric Power Corporation         35,420              918,689
          LG Engineering & Construction

              Company Ltd. (c)                     17,120              471,329
          Samsung Electronics Company Ltd.
                                                   5,870            2,554,516

          Samsung SDI Company Ltd.                 5,200               567,620

          Shinhan Financial Group Ltd.             34,260              774,424

          SK Corporation                           19,250           1,058,081

          SK Telecom Company Ltd.                  2,640               502,396
                                                                -----------------
                                                                  10,210,485
                                                                -----------------
TAIWAN - 12.4%
          Asustek Computer Inc.
                                                   164,000             435,923

          China Steel Corporation                  676,161             761,452

          Delta Electronics Inc.                   645,000          1,136,206
          Hon Hai Precision Industry

             Corporation Ltd.                      111,549             515,813

          MediaTek Inc.                            120,193             816,662
          Synnex Technology International

              Corporation                          319,330             471,110
          Taishin Financial
                                                   1,338,918        1,255,104

          Taiwan Cellular Corporation              352,000             393,080

          Wan Hai Lines Ltd.                       1,158,000        1,205,719
                                                                -----------------
                                                                    6,991,069
                                                                -----------------
THAILAND - 3.6%

          PTT Public Company                       158,300             702,876

          Shin Corporation Public Company Ltd.     948,100             970,064

          Siam Cement Public Company               52,500              372,973
                                                                -----------------
                                                                    2,045,913
                                                                -----------------
TURKEY - 1.9%
          Akbank TAS
                                                   176,648,750      1,093,821
                                                                -----------------
TOTAL COMMON STOCK
          (Cost $36,301,761)                                      52,358,673
                                                                -----------------


PREFERRED STOCK - 2.0%
BRAZIL -2.0%
          Tele Centro Oeste Celular

               Participacoes SA  (a) (c)           58,800              580,356
          Sadia SA  (a)
                                                   8,733               574,806
                                                                -----------------
TOTAL PREFERRED STOCK
          (Cost $489,525)                                           1,155,162
                                                                -----------------

SHORT TERM INVESTMENTS -4.4%
                                                     Par Value     Value
         State Street Bank & Trust
             Repurchase Agreement 0.60%,
             01/03/05, (Dated 12/31/04),
             Collateralized by $1,925,000
             U.S. Treasury Bond 7.25%,
             08/15/22, Market Value
             $2,525,962, Repurchase
             Proceeds $2,474,124 (Cost
             $2,474,000)                             $             $
                                                    2,474,000     2,474,000
                                                                  ---------------
TOTAL INVESTMENTS - 99.0%
        (Cost $39,265,286) (d)
                                                                  55,987,835
OTHER ASSETS & LIABILITIES (NET) - 1.0%
                                                                  587,013
                                                                  ---------------
NET ASSETS - 100%                                                  $ 56,574,848
                                                                  ===============

(a)     ADR - American Depository Receipts (b) GDR - Global Depository Receipts
        (c) Non-income producing security.
(d) At December 31, 2004, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $39,808,096 was as follows:

        Aggregate gross unrealized appreciation for all
           investments in which there is an excess of
           value over tax cost                                   $ 16,602,154
        Aggregate gross unrealized depreciation for all
           investments in which there is an excess of tax
           cost over value                                             (422,415)
                                                                -----------------

        Net unrealized appreciation                              $ 16,179,739
                                                                =================

SECTOR ALLOCATIONS (as a percentage of Total Common and Preferred Stock)
------------------------------------------------------------------------
Financial                                                                  20.3%
Material                                                                   16.6%
Information Technology                                                     14.4%
Telecommunication Services                                                 12.3%
Energy                                                                     12.1%
Industrial                                                                  9.2%
Consumer Discretionary                                                      8.0%
Consumer Staples                                                            3.2%
Utilities                                                                   2.3%
Health Care                                                                 1.6%

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

QUANT SMALL CAP FUND
PORTFOLIO OF INVESTMENTS December 31, 2004 (Unaudited)

COMMON STOCK - 95.7%
                                                                                    Shares          Value
AEROSPACE & DEFENSE - 1.1%
                                                                                                $
                                         Engineered Support Systems, Inc.        17,430        1,032,204
                                                                                               ----------------
CHEMICALS - 2.5%

                                         Airgas, Inc.                            47,670        1,263,732

                                         Hercules Inc. (a)                       70,400        1,045,440
                                                                                               ----------------

                                                                                               2,309,172
                                                                                               ----------------
COMMERCIAL SERVICES & SUPPLIES- 7.5%

                                         Charles River Associates Inc. (a)       6,750         315,698

                                         Imagistics International, Inc. (a)      47,255        1,590,603

                                         Kforce Inc. (a)                         169,550       1,882,005
                           Waste Connections, Inc. (a)
                                                                                 91,385        3,129,936
                                                                                               ----------------

                                                                                               6,918,242
                                                                                               ----------------
COMMUNICATIONS EQUIPMENT - 2.9%
                                         Comverse Technology, Inc. (a)
                                                                                 74,685        1,826,048

                                         Polycom, Inc. (a)                       37,455        873,451
                                                                                               ----------------

                                                                                               2,699,499
                                                                                               ----------------
COMPUTERS & PERIPHERALS - 1.6%

                                         ATI Technologies Inc. (a)               73,420        1,423,614
                                                                                               ----------------
CONSTRUCTION MATERIAL - 2.0%
                                         Florida Rock Industries, Inc.
                                                                                 30,732        1,829,476
                                                                                               ----------------
DIVISIFIED FINANCIAL SERVICES - 6.1%

                                         Affiliated Managers Group, Inc. (a)     15,832        1,072,460
                                         Cash America International, Inc.
                                                                                 103,480       3,076,460

                                         Euronet Worldwide, Inc. (a)             56,495        1,470,000
                                                                                               ----------------

                                                                                               5,618,920
ENERGY EQUIPMENT & SERVICES -2.2%

                                         Core Laboratories N.V. (a)              84,845        1,981,131
                                                                                               ----------------
FOOD PRODUCTS - 1.0%

                                         United Natural Foods, Inc. (a)          30,145        937,509
                                                                                               ----------------
FOOTWEAR - 1.0%

                                         Brown Shoe Company, Inc.                32,375        965,746
                                                                                               ----------------
HEALTH CARE EQUIPMENT & SERVICES - 6.7%
                            Schein (Henry), Inc. (a)
                                                                                 21,225        1,478,109

                                         Sierra Health Services, Inc. (a)        41,650        2,295,331

                                         Ventiv Health, Inc. (a)                 118,621       2,410,379
                                                                                               ----------------

                                                                                               6,183,819
                                                                                               ----------------
HOTELS, RESTAURANTS & LEISURE - 7.8%
                                         International Speedway Corporation
                                                                                 36,835        1,944,888

                                         Intrawest Corporation                   16,830        386,922

                                         Magna Entertainment Corporation         128,085       771,072
                                         RARE Hospitality International, Inc.
                                         (a)                                     78,547        2,502,507
                             Vail Resorts, Inc. (a)
                                                                                 68,505        1,535,882
                                                                                               ----------------

                                                                                               7,141,271
                                                                                               ----------------
HOUSEHOLD DURABLES - 2.8%

                                         Toll Brothers, Inc. (a)                 37,485        2,571,846
                                                                                               ----------------
INSURANCE - 4.7%

                                         Old Republic International Corporation  57,667        1,458,975

                                         RenaissanceRe Holdings Ltd.             27,005        1,406,420

                                         Selective Insurance Group, Inc.         33,005        1,460,141
                                                                                               ----------------

                                                                                               4,325,536
                                                                                               ----------------
MACHINERY - 5.7%
                                                                                                    $
                                          Actuant Corporation (a)                     38,825   2,024,724

                                          Gardner Denver, Inc. (a)                    27,470   996,886

                                          TurboChef Technologies, Inc. (a)            31,858   728,919

                                          UNOVA, Inc. (a)                             58,300   1,474,407
                                                                                               ----------------

                                                                                               5,224,936
                                                                                               ----------------
MEDIA - 3.1%
                             Entercom Communications

                                              Corporation (a)                         59,760   2,144,786
                                          Regent Communications, Inc. (a)
                                                                                    136,345    722,629
                                                                                               ----------------

                                                                                               2,867,415
                                                                                               ----------------
METALS & MINING - 1.0%

                                          Coeur d'Alene Mines Corporation (a)       226,835    891,462
                                                                                               ----------------
OIL & GAS - 3.4%
                                          Chesapeake Energy Corporation
                                                                                    108,401    1,788,617
                                          Plains Exploration & Production

                                              Company (a)                             52,610   1,367,860
                                                                                               ----------------

                                                                                               3,156,477
                                                                                               ----------------
PHARMACEUTICALS & BIOTECHNOLOGY - 2.4%

                                          Bradley Pharmaceuticals, Inc. (a)           40,815   791,811

                                          MGI Pharma, Inc. (a)                        50,355   1,410,444
                                                                                               ----------------

                                                                                               2,202,255
                                                                                               ----------------
REAL ESTATE - 12.0%

                                          American Campus Communities, Inc.           42,800   962,572

                                          Bimini Mortgage Management, Inc.            27,900   448,074

                                          Corrections Corp. of America (a)        9,045        365,870

                                          Entertainment Properties Trust              96,585   4,302,862

                                          FelCor Lodging Trust Inc. (a)               68,410   1,002,206
                                          Ventas, Inc.
                                                                                    145,570    3,990,074
                                                                                               ----------------

                                                                                               11,071,658
                                                                                               ----------------
RETAILING -6.1%

                                          Borders Group, Inc.                         37,730   958,342

                                          Dress Barn, Inc. (a)                        67,665   1,190,904

                                          GameStop Corporation (a)                    59,450   1,329,302

                                          Urban Outfitters, Inc. (a)                  48,535   2,154,954
                                                                                               ----------------

                                                                                               5,633,502
                                                                                               ----------------
SEMICONDUCTOR EQUIPMENT- 1.2%

                                          Integrated Circuit Systems, Inc. (a)        25,380   530,950

                                          STATS ChipPAC Ltd. (a) (b)                  87,277   534,135
                                                                                               ----------------

                                                                                               1,065,085
                                                                                               ----------------
SOFTWARE & SERVICES - 6.9%

                                          Ask Jeeves, Inc. (a)                        10,920   292,110
                                          Henry (Jack) & Associates Inc.
                                                                                      32,505   647,175
                                          Take-Two Interactive Software Inc. (a)
                                                                                      67,550   2,350,064
                                Ulticom, Inc. (a)
                                                                                      96,185   1,541,845

                                          Verint Systems Inc. (a)                     41,945   1,523,862
                                                                                               ----------------

                                                                                               6,355,056
                                                                                               ----------------
WIRELESS TELECOMMUNICATION SERVICES - 4.0%
                                          Crown Castle International
                                          Corporation (a)                           223,650    3,721,536
                                                                                               ----------------
TOTAL COMMON STOCK
                               (Cost $59,426,090)
                                                                                               88,127,367
                                                                                               ----------------

SHORT TERM INVESTMENTS - 4.3%
                                                                                   Par Value        Value
                                         State Street Bank & Trust
                                            Repurchase Agreement 0.60%,
                                            01/03/05, (Dated 12/31/04),
                                            Collateralized by $3,095,000
                                            U.S. Treasury Bond 7.25%,
                                            08/15/22, Market Value
                                            $4,061,222, Repurchase
                                            Proceeds $3,981,199 (Cost
                                             $3,981,000)                          $             $
                                                                                 3,981,000     3,981,000
                                                                                               ----------------
TOTAL INVESTMENTS - 100.0%
                              (Cost $63,407,090)(c)
                                                                                               92,108,367
OTHER ASSETS & LIABILITIES (NET) - 0.0%
                                                                                               11,242
                                                                                               ----------------
NET ASSETS - 100%                                                                               $
                                                                                               92,119,609
                                                                                               ================

(a)                                      Non-income producing security. (b) ADR
                                         - American Depository Receipts
(c)                                      At December 31, 2004, the unrealized
                                         appreciation of investments based on
                                         aggregate cost for federal tax purposes
                                         of $63,405,201 was as follows:

                                         Aggregate gross unrealized appreciation for all
                                           investments in which there is an excess of
                                           value over tax cost                               $     30,047,116
                                         Aggregate gross unrealized depreciation for all
                                           investments in which there is an excess of tax
                                           cost over value
                                                                                            (1,343,950)
                                                                                            -------------------

                                         Net unrealized appreciation                         $     28,703,166
                                                                                            ===================


Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.  Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) of the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of the report that the registrant's disclosure controls and procedures are reasonable designed to ensure that information required to be disclosed by the registrant's Form N-Q is recorded, processed, summarized and reported with the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the registrant's management, including its principal executive and financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a- 3(d) of the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3.  Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended are filed herewith.

                                                              SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  The Quantitative Group of Funds

By:  /s/ Willard L. Umphrey
         Willard L. Umphrey
         Chairman, President and Trustee
         Date:  February 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         By:  /s/ Willard L. Umphrey
                  Willard L. Umphrey
                  Chairman, President and Trustee (Principal Executive Officer)
                  Date:  February 23, 2005

         By:  /s/  Leon Okurowski
                  Leon Okurowski
                  Treasurer (Principal Financial Officer)
                  Date:  February 23, 2005